UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2010

ITEM 1. REPORT TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Greater China Opportunities Fund

Annual Report
10.31.10

Management’s discussion of
Fund performance

By MFC Global Investment Management (U.S.A.) Limited

Stocks in the Greater China region posted healthy gains during the 12 months ended October 31, 2010. In the first half of the period, attempts by the Chinese government to tighten credit and rein in real estate speculation, as well as renewed concern about sovereign debt in the eurozone, kept a lid on the market’s gains. However, the Fund’s benchmark index, the MSCI Golden Dragon Index, bottomed in May and began a sustained rally that picked up speed in the final two months of the period, as sovereign debt concerns eased and the Federal Reserve Board unveiled plans to implement another round of quantitative easing in an attempt to jump-start the sluggish U.S. economy. During the 12-month period, the Fund’s benchmark, the MSCI Golden Dragon Index, finished with a return of 16.14%, while the average China region fund monitored by Morningstar, Inc. returned 19.94%.

During the year, John Hancock Greater China Opportunities Fund’s Class A shares returned 17.46% at net asset value. Fund performance was bolstered by solid stock picking and a sizable overweighting in consumer discretionary and also by stock selection in information technology, as well as a combination of favorable security selection and an overweighting in industrials. The top individual contributor was Digital China Holdings, Ltd., a technology hardware distributor. Other contributors included container shipping line Orient Overseas International, Ltd., two auto manufacturers/distributors — Brilliance China Automotive Holdings, Ltd. and Dongfeng Motor Group Company, Ltd. — and discount retailer Ruentex Industries, Ltd. On the negative side, the Fund’s gains were curbed by underweighted exposure and weak picks in materials, where detractors included Angang Steel Co., Ltd., Aluminum Corp. of China, Ltd. and Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd., all of which were sold. An underweighted stake in smart phone manufacturer HTC Corp. also detracted, as did China Mobile, Ltd.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Although they are larger and/or more established than many emerging markets, the markets of Greater China function in many ways as emerging markets, and carry the high levels of risk associated with emerging markets. The Fund is non-diversified, which allows it to make larger investments in individual companies. Non-diversified funds tend to be more volatile than diversified funds and the market as a whole.

6	Greater China Opportunities Fund | Annual report

A look at performance

For the period ended October 31, 2010

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

Class A	11.58	15.93	—	15.18[2]	11.58	109.37	—	114.40[2]

Class B	11.58	16.07	—	15.35[2]	11.58	110.64	—	116.10[2]

Class C	15.59	16.28	—	15.44[2]	15.59	112.54	—	117.00[2]

Class I1	17.61	17.27	—	16.45[2]	17.61	121.75	—	127.52[2]

Class NAV[1]	18.17	—	—	5.68[3]	18.17	—	—	23.67[3]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The fee waivers and expense limitations are contractual at least until 2-28-11 for Class I shares. The net expenses are as follows: Class I — 1.53%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class I — 1.79%. For the other classes, the net expenses equal the gross expenses and are as follows: Class A — 1.93%, Class B — 2.68%, Class C — 2.69% and Class NAV — 1.09%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.
2 From 6-9-05.
3 From 12-28-06.

Annual report | Greater China Opportunities Fund	7

A look at performance

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B	6-9-05	$21,710	$21,610	$19,516

Class C2	6-9-05	21,700	21,700	19,516

Class I3	6-9-05	22,752	22,752	19,516

Class NAV[3]	12-28-06	12,367	12,367	13,074

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of 10-31-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI Golden Dragon Index (gross of foreign withholding taxes on dividends) is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the China region. The MSCI Golden Dragon Index consists of the following Indexes: China, Hong Kong and Taiwan.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.
2 No contingent deferred sales charge applicable.
3 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

8	Greater China Opportunities Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2010 with the same investment held until October 31, 2010.

	Account value	Ending value on	Expenses paid during
	on 5-1-10	10-31-10	period ended 10-31-10[1]

Class A	$1,000.00	$1,107.20	$8.44

Class B	1,000.00	1,102.70	12.45

Class C	1,000.00	1,102.70	12.51

Class I	1,000.00	1,107.20	8.13

Class NAV	1,000.00	1,109.80	6.01

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Greater China Opportunities Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2010, with the same investment held until October 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 5-1-10	10-31-10	period ended 10-31-10[1]

Class A	$1,000.00	$1,017.20	$8.08

Class B	1,000.00	1,013.40	11.93

Class C	1,000.00	1,013.30	11.98

Class I	1,000.00	1,017.50	7.78

Class NAV	1,000.00	1,019.50	5.75

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.59%, 2.35%, 2.36%, 1.53% and 1.13% for Class A, Class B, Class C, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Greater China Opportunities Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

China Mobile, Ltd.	5.1%	Industrial & Commercial Bank of
		China, Ltd.	3.3%
China Construction Bank Corp.	4.5%
		China Life Insurance Company, Ltd.	3.1%
Taiwan Semiconductor Manufacturing
Company, Ltd.	4.0%	Bank of China, Ltd., Class H	3.0%

Cheung Kong Holdings, Ltd.	3.5%	Hutchison Whampoa, Ltd.	2.8%

CNOOC, Ltd.	3.5%	Hon Hai Precision Industry
		Company, Ltd.	2.4%

Sector Composition[2,3]

Financials	37%	Telecommunication Services	8%

Information Technology	19%	Materials	3%

Industrials	12%	Consumer Staples	2%

Energy	9%	Health Care	1%

Consumer Discretionary	8%	Utilities	1%

1 As a percentage of net assets on 10-31-10. Cash and cash equivalents are not included in Top 10 Holdings.
2 As a percentage of net assets on 10-31-10.
3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Greater China Opportunities Fund	11

Fund’s investments

As of 10-31-10

	Shares	Value

Common Stocks 99.23%		$119,025,752

(Cost $79,410,735)

China 34.64%		41,545,950

Agricultural Bank of China (I)	1,500,000	792,569

Air China, Ltd. (I)	700,000	944,626

Anhui Conch Cement Company, Ltd.	520,000	2,202,947

Bank of China, Ltd., Class H	5,979,000	3,607,069

Bank of Communications Company, Ltd., Class H	700,000	767,935

China Coal Energy Company, Series H	230,000	398,698

China Construction Bank Corp.	5,700,000	5,445,310

China COSCO Holdings Company, Ltd. (I)	500,000	584,607

China Eastern Airlines Corp., Ltd. (I)	1,000,000	630,201

China Life Insurance Company, Ltd.	850,000	3,725,103

China Oilfield Services, Ltd.	400,000	647,763

China Petroleum & Chemical Corp.	1,200,000	1,140,429

China Shenhua Energy Company, Ltd., Class H	500,000	2,237,228

CSR Corp., Ltd.	1,100,000	1,128,231

China Telecom Corp., Ltd.	1,000,000	521,688

China Unicom, Ltd.	680,000	956,433

Dongfang Electric Corp. Ltd.	150,000	729,501

Dongfeng Motor Group Company, Ltd.	500,000	1,094,521

Evergreen International Holdings, Ltd. (I)	87,000	51,630

Golden Eagle Retail Group, Ltd.	470,000	1,248,195

Industrial & Commercial Bank of China, Ltd.	4,880,000	3,950,793

Lenovo Group, Ltd.	1,404,000	915,078

PetroChina Company, Ltd., Class H	1,300,000	1,594,947

Ping An Insurance Group Company of China, Ltd.	120,000	1,286,502

Sany Heavy Equipment International Holdings Company, Ltd.	700,000	1,001,449

Sinopharm Group Company	300,000	1,177,234

Tencent Holdings, Ltd.	60,400	1,389,786

Yanzhou Coal Mining Company, Ltd., Class H	200,000	577,063

Zhuzhou CSR Times Electric Company, Ltd.	260,000	798,414

Hong Kong 38.10%		45,705,009

AIA Group, Ltd. (I)	519,600	1,548,493

Bank of East Asia, Ltd.	220,000	941,867

Belle International Holdings, Ltd.	380,000	686,288

BOC Hong Kong Holdings, Ltd.	907,000	2,856,425

Brilliance China Automotive Holdings, Ltd. (I)	302,000	267,794

Cathay Pacific Airways, Ltd.	220,000	594,145

12	Greater China Opportunities Fund | Annual report	See notes to financial statements

	Shares	Value
Hong Kong (continued)

Cheung Kong Holdings, Ltd.	273,000	$4,203,456

China Everbright International, Ltd.	727,000	385,618

China Merchants Holdings International Company, Ltd.	290,000	1,015,148

China Mobile, Ltd.	602,000	6,167,225

China Overseas Land & Investment, Ltd.	541,360	1,141,861

China Resources Cement Holdings, Ltd. (I)	700,000	498,719

China Resources Enterprises, Ltd.	290,000	1,221,623

China Resources Land, Ltd.	350,000	693,788

CLP Holdings, Ltd.	80,000	651,157

CNOOC, Ltd.	2,000,000	4,164,826

COSCO Pacific, Ltd.	571,000	888,460

Dah Sing Financial Group	74,800	519,679

Daphne International Holdings, Ltd.	700,000	786,534

Digital China Holdings, Ltd.	750,000	1,356,602

Hang Seng Bank, Ltd.	70,000	1,023,611

Hong Kong Exchanges & Clearing, Ltd.	100,000	2,220,959

Hopewell Holdings, Ltd.	280,000	883,765

Hutchison Telecommunications Hong Kong Holdings, Ltd.	1,200,000	371,979

Hutchison Whampoa, Ltd.	340,000	3,360,890

Li & Fung, Ltd.	270,000	1,431,911

MTR Corp., Ltd.	160,000	612,131

Orient Overseas International, Ltd.	150,000	1,313,823

Sino Land Company, Ltd.	400,000	832,254

Sun Hung Kai Properties, Ltd.	112,000	1,929,355

Swire Pacific, Ltd., Class A	80,000	1,134,623

Taiwan 25.96%		31,136,482

Acer, Inc.	350,000	1,018,705

AmTRAN Technology Company, Ltd.	745,099	632,680

AU Optronics Corp.	990,200	991,574

Catcher Technology Company, Ltd.	230,000	613,518

China Petrochemical Development Corp. (I)	950,000	807,859

Chinatrust Financial Holding Company, Ltd.	2,394,000	1,495,503

Chroma ATE, Inc.	646,710	1,666,922

First Financial Holding Company, Ltd. (I)	900,000	594,570

First Steamship Company, Ltd.	300,000	598,563

Fubon Financial Holding Company, Ltd.	1,104,887	1,354,755

Gloria Material Technology Corp.	850,000	627,505

HTC Corp.	48,000	1,085,779

Hon Hai Precision Industry Company, Ltd.	761,600	2,893,791

Pegatron Corp. (I)	360,000	488,393

President Chain Store Corp.	280,000	1,112,374

Quanta Computer, Inc.	660,000	1,212,404

Ruentex Industries, Ltd.	300,000	859,155

Soft-World International Corp.	766	3,271

Synnex Technology International Corp.	209,769	513,736

Taiflex Scientific Company, Ltd.	300,000	634,346

Tainan Spinning Company, Ltd.	2,200,000	1,450,944

Taiwan Mobile Company, Ltd. (I)	450,000	1,001,325

See notes to financial statements	Annual report | Greater China Opportunities Fund	13

	Shares	Value
Taiwan (continued)

Taiwan Semiconductor Manufacturing Company, Ltd.	2,322,089	$4,770,306

The Ambassador Hotel	500,000	794,374

TPK Holding Company, Ltd. (I)	19,000	313,342

Uni-President Enterprises Corp.	800,000	1,040,906

Unimicron Technology Corp.	560,000	957,422

Wintek Corp.	500,000	846,690

Wistron Neweb Corp.	350,000	755,770

United Kingdom 0.53%		638,311

Standard Chartered PLC	22,000	638,311

Rights 0.02%		$23,557

(Cost $0)

United Kingdom 0.02%		23,557

Standard Chartered PLC (Expiration Date: 11-5-10, Strike Price:
HKD 156.82) (I)	2,750	23,557

Total investments (Cost $79,410,735)† 99.25%		$119,049,309

Other assets and liabilities, net 0.75%		$904,818

Total net assets 100.00%		$119,954,127

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

HKD Hong Kong Dollar

(I) Non-income producing security.

† At 10-31-10, the aggregate cost of investment securities for federal income tax purposes was $79,498,193. Net unrealized appreciation aggregated $39,551,116, of which $39,834,647 related to appreciated investment securities and $283,531 related to depreciated investment securities.

The Fund had the following sector composition as of 10-31-10 (as a percentage of total net assets):

Financials	37%
Information Technology	19%
Industrials	12%
Energy	9%
Consumer Discretionary	8%
Telecommunication Services	8%
Materials	3%
Consumer Staples	2%
Health Care	1%
Utilities	1%

14	Greater China Opportunities Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $79,410,735)	$119,049,309
Foreign currency, at value (Cost $2,501,194)	2,505,590
Receivable for investments sold	2,112,246
Receivable for fund shares sold	80,244
Dividends receivable	46,577
Receivable from affiliate	13,531
Other receivables and prepaid assets	37,629

Total assets	123,845,126

Liabilities

Due to custodian	278,558
Payable for investments purchased	3,172,153
Payable for fund shares repurchased	210,546
Payable to affiliates
Accounting and legal services fees	1,682
Transfer agent fees	31,619
Distribution and service fees	51,249
Trustees’ fees	4,067
Management fees	102,234
Other liabilities and accrued expenses	38,891

Total liabilities	3,890,999

Net assets

Capital paid-in	$102,723,807
Accumulated undistributed net investment income	268,267
Accumulated net realized loss on investments and foreign
currency transactions	(22,679,106)
Net unrealized appreciation on investments and translation of assets and
liabilities in foreign currencies	39,641,159

Net assets	$119,954,127

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($80,464,379 ÷ 3,975,706 shares)	$20.24
Class B ($17,379,229 ÷ 879,416 shares)[1]	$19.76
Class C ($18,487,751 ÷ 936,133 shares)[1]	$19.75
Class I ($2,701,467 ÷ 134,116 shares)	$20.14
Class NAV ($921,301 ÷ 45,128 shares)	$20.42

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$21.31

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Greater China Opportunities Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 10-31-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$3,050,566
Interest	215
Less foreign taxes withheld	(366,359)

Total investment income	2,684,422

Expenses

Investment management fees (Note 4)	1,258,793
Distribution and service fees (Note 4)	625,173
Accounting and legal services fees (Note 4)	20,754
Transfer agent fees (Note 4)	289,178
Trustees’ fees (Note 4)	8,974
State registration fees (Note 4)	71,389
Printing and postage (Note 4)	24,864
Professional fees	50,273
Custodian fees	28,066
Registration and filing fees	22,830
Other	51,746

Total expenses	2,452,040
Less expense reductions (Note 4)	(52,252)

Net expenses	2,399,788

Net investment income	284,634

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	18,019,324
Foreign currency transactions	(13,619)
18,005,705
Change in net unrealized appreciation (depreciation) of
Investments	531,127
Translation of assets and liabilities in foreign currencies	4,931
536,058
Net realized and unrealized gain	18,541,763
Increase in net assets from operations	$18,826,397

16	Greater China Opportunities Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-10	10-31-09

Increase (decrease) in net assets

From operations

Net investment income	$284,634	$716,299
Net realized gain (loss)	18,005,705	(11,704,098)
Change in net unrealized appreciation (depreciation)	536,058	54,920,298

Increase in net assets resulting from operations	18,826,397	43,932,499

Distributions to shareholders
From net investment income
Class A	(547,243)	(155,635)
Class B	(1,013)	—
Class C	(1,047)	—
Class I	(39,523)	(2,458)
Class NAV	(9,338)	(2,803)

Total distributions	(598,164)	(160,896)

From Fund share transactions (Note 5)	(33,526,221)	(9,159,526)

Total increase (decrease)	(15,297,988)	34,612,077

Net assets

Beginning of year	135,252,115	100,640,038

End of year	$119,954,127	$135,252,115
Accumulated undistributed net investment income	$268,267	$594,975

See notes to financial statements	Annual report | Greater China Opportunities Fund	17

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-10	10-31-09	10-31-08	10-31-07	10-31-06

Per share operating performance

Net asset value, beginning of year	$17.33	$11.61	$32.54	$15.78	$10.24
Net investment income[1]	0.08	0.12	0.04	0.07	0.16
Net realized and unrealized gain (loss)
on investments	2.94	5.63	(19.08)	17.14	5.43
Total from investment operations	3.02	5.75	(19.04)	17.21	5.59
Less distributions
From net investment income	(0.11)	(0.03)	(0.06)	(0.08)	(0.01)
From net realized gain	—	—	(1.83)	(0.37)	(0.04)
Total distributions	(0.11)	(0.03)	(1.89)	(0.45)	(0.05)
Net asset value, end of year	$20.24	$17.33	$11.61	$32.54	$15.78
Total return (%)[2]	17.46[3]	49.62[3]	(61.75)[3]	111.87	54.74[3]

Ratios and supplemental data

Net assets, end of year (in millions)	$80	$90	$69	$283	$79
Ratios (as a percentage of average net assets):
Expenses before reductions	1.73	1.95	1.77	1.68	1.92
Expenses net of fee waivers	1.70	1.95	1.77	1.68	1.89
Expenses net of fee waivers and credits	1.70	1.92	1.77	1.68	1.89
Net investment income	0.45	0.86	0.21	0.34	1.14
Portfolio turnover (%)	71	105	98	85	57

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

CLASS B SHARES Period ended	10-31-10	10-31-09	10-31-08	10-31-07	10-31-06

Per share operating performance

Net asset value, beginning of year	$16.95	$11.41	$32.16	$15.63	$10.21
Net investment income (loss)1	(0.06)	0.01	(0.09)	(0.07)	0.09
Net realized and unrealized gain (loss)
on investments	2.87	5.53	(18.83)	16.98	5.37
Total from investment operations	2.81	5.54	(18.92)	16.91	5.46
Less distributions
From net investment income	—2	—	—	(0.01)	—
From net realized gain	—	—	(1.83)	(0.37)	(0.04)
Total distributions	—	—	(1.83)	(0.38)	(0.04)
Net asset value, end of year	$19.76	$16.95	$11.41	$32.16	$15.63
Total return (%)3	16.584	48.554	(62.02)4	110.50	53.594

Ratios and supplemental data

Net assets, end of year (in millions)	$17	$19	$15	$55	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	2.49	2.70	2.49	2.38	2.62
Expenses net of fee waivers	2.45	2.70	2.49	2.38	2.59
Expenses net of fee waivers and credits	2.45	2.67	2.49	2.38	2.59
Net investment income (loss)	(0.31)	0.11	(0.43)	(0.32)	0.63
Portfolio turnover (%)	71	105	98	85	57

1 Based on the average daily shares outstanding.
2 Less than ($0.005) per share.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

18	Greater China Opportunities Fund | Annual report	See notes to financial statements

CLASS C SHARES Period ended	10-31-10	10-31-09	10-31-08	10-31-07	10-31-06

Per share operating performance
Net asset value, beginning of year	$16.94	$11.40	$32.16	$15.63	$10.21
Net investment income (loss)[1]	(0.05)	0.01	(0.09)	(0.05)	0.08
Net realized and unrealized gain (loss)
on investments	2.86	5.53	(18.84)	16.96	5.38
Total from investment operations	2.81	5.54	(18.93)	16.91	5.46
Less distributions
From net investment income	—[2]	—	—	(0.01)	—
From net realized gain	—	—	(1.83)	(0.37)	(0.04)
Total distributions	—	—	(1.83)	(0.38)	(0.04)
Net asset value, end of year	$19.75	$16.94	$11.40	$32.16	$15.63
Total return (%)[3]	16.59[4]	48.60[4]	(62.06)[4]	110.51	53.59[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$18	$20	$16	$59	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	2.48	2.71	2.49	2.38	2.62
Expenses net of fee waivers	2.44	2.71	2.49	2.38	2.59
Expenses net of fee waivers and credits	2.44	2.68	2.49	2.38	2.59
Net investment income (loss)	(0.26)	0.10	(0.43)	(0.25)	0.55
Portfolio turnover (%)	71	105	98	85	57

1 Based on the average daily shares outstanding.
2 Less than ($0.005) per share.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

CLASS I SHARES Period ended	10-31-10	10-31-09	10-31-08	10-31-07	10-31-06

Per share operating performance

Net asset value, beginning of year	$17.24	$11.57	$32.69	$15.82	$10.26
Net investment income1	0.01	0.18	0.04	0.09	0.24
Net realized and unrealized gain (loss)
on investments	3.02	5.53	(19.14)	17.28	5.42
Total from investment operations	3.03	5.71	(19.10)	17.37	5.66
Less distributions
From net investment income	(0.13)	(0.04)	(0.19)	(0.13)	(0.06)
From net realized gain	—	—	(1.83)	(0.37)	(0.04)
Total distributions	(0.13)	(0.04)	(2.02)	(0.50)	(0.10)
Net asset value, end of year	$20.14	$17.24	$11.57	$32.69	$15.82
Total return (%)	17.612	49.492	(61.89)2	112.93	55.432

Ratios and supplemental data

Net assets, end of year (in millions)	$3	$5	$1	$6	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.83	1.81	1.64	1.22	1.49
Expenses net of fee waivers	1.57	1.65	1.64	1.22	1.46
Expenses net of fee waivers and credits	1.57	1.65	1.64	1.22	1.46
Net investment income	0.08	1.25	0.19	0.44	1.70
Portfolio turnover (%)	71	105	98	85	57

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements	Annual report | Greater China Opportunities Fund	19

CLASS NAV SHARES Period ended	10-31-10	10-31-09	10-31-08	10-31-07[1]

Per share operating performance

Net asset value, beginning of year	$17.47	$11.66	$32.72	$18.15
Net investment income[2]	0.20	0.24	0.24	0.35
Net realized and unrealized gain (loss) on investments	2.96	5.65	(19.20)	14.22
Total from investment operations	3.16	5.89	(18.96)	14.57
Less distributions
From net investment income	(0.21)	(0.08)	(0.27)	—
From net realized gain	—	—	(1.83)	—
Total distributions	(0.21)	(0.08)	(2.10)	—
Net asset value, end of year	$20.42	$17.47	$11.66	$32.72
Total return (%)	18.17	50.84[3]	(61.51)[3]	80.28[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$1	$1	—[5]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	1.12	1.17	1.12[6]
Expenses net of fee waivers	1.11	1.12	1.17	1.12[6]
Expenses net of fee waivers and credits	1.11	1.12	1.17	1.12[6]
Net investment income	1.08	1.63	1.16	1.56[6]
Portfolio turnover (%)	71	105	98	85

1 The inception date for Class NAV shares is 12-28-06.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

20	Greater China Opportunities Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Greater China Opportunities Fund (the Fund) is a non-diversified series of John Hancock Investment Trust III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, state registration fees and printing and postage for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2010, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 10-31-10	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
China	$41,545,950	—	$41,545,950	—
Hong Kong	45,705,009	—	45,705,009	—
Taiwan	31,136,482	—	31,136,482	—
United Kingdom	638,311	—	638,311	—
Rights
United Kingdom	23,557	$23,557	—	—

Total Investments in
Securities	$119,049,309	$23,557	$119,025,752	—

Annual report | Greater China Opportunities Fund	21

During the twelve month period ended October 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value non-U.S. securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than Funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized

22	Greater China Opportunities Fund | Annual report

payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the year ended October 31, 2010, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $22,591,648 available to offset future net realized capital gains as of October 31, 2010. The loss carryforward expires as follows: October 31, 2016 — $11,108,627 and October 31, 2017 — $11,483,021.

As of October 31, 2010 the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually. During the year ended October 31, 2010, the tax character of distributions paid was: ordinary income of $598,164. During the year ended October 31, 2009, the tax character of distributions paid was: ordinary income of $160,896.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of October 31, 2010, the components of distributable earnings on a tax basis included $271,410 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Annual report | Greater China Opportunities Fund	23

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $1,000,000,000 of the Fund’s average daily net assets; (b) 0.95% of the next $1,000,000,000; and (c) 0.90% of the Fund’s average daily net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.A.) Limited, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended October 31, 2010 were equivalent to an annual effective rate of 1.00% of the Fund’s average daily net assets.

Effective March 1, 2010, the Adviser has contractually agreed to waive fees and reimburse expenses for Class I shares. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation, indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and expense reimbursements are such that the total operating expenses of Class I shares will not exceed 1.53% of the average total net assets of the class’s expenses. The fee waivers and expense reimbursements will continue in effect until February 28, 2011.

Prior to March 1, 2010, the Adviser had voluntarily agreed to reimburse or limit certain expenses for Class I. This agreement excluded taxes, portfolio brokerage commissions, interest, litigation, indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The reimbursements and limits were such that the total of Class I will not exceed 1.64% of the average total net assets of the class’s expenses. Accordingly, these expense reductions amounted to $9,093 for Class I shares, for the year ended October 31, 2010.

In addition, the Adviser voluntarily waived certain other expenses. Accordingly, these expense reductions amounted to $29,620, $6,653 and $6,886 for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2010.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. These expenses are allocated to each share class based on relative net assets at the time the expense

24	Greater China Opportunities Fund | Annual report

was incurred. The accounting and legal services fees incurred for the year ended October 31, 2010, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEES

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $126,512 for the year ended October 31, 2010. Of this amount, $20,267 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $101,937 was paid as sales commissions to broker-dealers and $4,308 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2010, CDSCs received by the Distributor amounted to $87,024 and $5,090 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% for Class A, Class B and Class C shares and 0.04% for Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account for all classes.

Annual report | Greater China Opportunities Fund	25

• Signature Services was reimbursed for certain out-of-pocket expenses.

• Additionally, Class NAV shares do not pay transfer agent fees.

Class level expenses. Class level expenses for the year ended October 31, 2010 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
SHARE CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$250,546	$198,523	$22,767	$14,422
Class B	181,297	41,034	15,966	4,001
Class C	193,330	43,795	14,975	4,616
Class I	—	5,826	17,681	1,825
Total	$625,173	$289,178	$71,389	$24,864

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Theses Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended October 31, 2010 and October 31, 2009 were as follows:

	Year ended 10-31-10		Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	804,693	$14,928,900	1,989,926	$29,689,990
Distributions reinvested	26,559	497,448	11,814	138,693
Repurchased	(2,033,781)	(36,774,293)	(2,736,104)	(38,578,983)

Net decrease	(1,202,529)	($21,347,945)	(734,364)	($8,750,300)

Class B shares

Sold	127,785	$2,320,362	202,404	$2,880,705
Repurchased	(387,415)	(6,846,177)	(384,245)	(4,967,332)

Net decrease	(259,630)	($4,525,815)	(181,841)	($2,086,627)

Class C shares

Sold	132,836	$2,369,389	237,718	$3,435,180
Distributions reinvested	43	787	—	—
Repurchased	(395,391)	(7,003,064)	(413,044)	(5,452,128)

Net decrease	(262,512)	($4,632,888)	(175,326)	($2,016,948)

Class I shares

Sold	98,901	$1,828,148	240,171	$3,711,031
Distributions reinvested	1,285	23,933	171	1,990
Repurchased	(231,115)	(4,274,907)	(46,826)	(643,768)

Net increase (decrease)	(130,929)	($2,422,826)	193,516	$3,069,253

26	Greater China Opportunities Fund | Annual report

	Year ended 10-31-10		Year ended 10-31-09
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	19,390	$351,391	54,855	$827,503
Distributions reinvested	497	9,338	238	2,803

Repurchased	(52,272)	(957,476)	(16,097)	(205,210)

Net increase (decrease)	(32,385)	($596,747)	38,996	$625,096

Net decrease	(1,887,985)	($33,526,221)	(859,019)	($9,159,526)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $87,038,935 and $120,033,548, respectively, for the year ended October 31, 2010.

Annual report | Greater China Opportunities Fund	27

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust III and Shareholders of John Hancock Greater China Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Greater China Opportunities Fund (the “Fund”) at October 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2010 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 22, 2010

28	Greater China Opportunities Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2010.

The Fund designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Income derived from foreign sources was $3,045,429. The fund intends to pass through foreign tax credits of $366,358 for fiscal year.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

Annual report | Greater China Opportunities Fund	29

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Greater China Opportunities Fund (the Fund), a series of John Hancock Investment Trust III (the Trust), met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, MFC Global Investment Management (U.S.A.) Limited (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee B is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients; (c) the impact of economies of scale; (d) a summary of

30	Greater China Opportunities Fund | Annual report

aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

Annual report | Greater China Opportunities Fund	31

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under separate agreements. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index. The Board noted that while Fund performance was up 58% this past year, it continues to lag the performances of its Category and Peer Group medians and its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Greater China Opportunities Fund	58.38%	3.40%	N/A	N/A
MSCI Golden Dragon Index	66.66%	4.99%	N/A	N/A
Pacific/Asia ex-Japan Stock Category Median	70.21%	6.85%	N/A	N/A
Morningstar 15(c) Peer Group Median	62.74%	7.27%	N/A	N/A

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates. The Board concluded that the Fund’s underperformance was being responsibly addressed by the Adviser and Subadviser.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the

32	Greater China Opportunities Fund | Annual report

services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6-10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was lower than the Category and Peer Group medians. The Board noted the following information about the Fund’s Gross and Net Expense Ratios in relation with the Fund’s Peer Group and Category:

EXPENSE RATIO		RELATION TO PEER GROUP	RELATION TO CATEGORY

Gross Expense Ratio (Class A)	1.95%	Slightly Lower	Inline
Net Expense Ratio (Class A)	1.92%	Inline	Higher

The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the methodologies involved in allocating such profit to the Subadviser.

Annual report | Greater China Opportunities Fund	33

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

34	Greater China Opportunities Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2005	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (1997–1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2005	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	2005	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

Annual report | Greater China Opportunities Fund	35

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2005	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2005	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2009	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (“KPMG”) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie,[4] Born: 1959	2010	47

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Trust and John Hancock Funds II (since 2009); Trustee, John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment
Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior Vice President, Individual
Business Product Management, MetLife, Inc. (1999–2006).

36	Greater China Opportunities Fund | Annual report

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009);
Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (since 2005); Director, John Hancock Investment
Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
retail funds (since 2005); Member, Investment Company Institute Sales Force Marketing
Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock Trust
(since 2006); Senior Vice President, Product Management and Development, John Hancock Funds,
LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and
MassMutual Premier Funds (2004–2006).

Annual report | Greater China Opportunities Fund	37

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer, MFC
Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief
Financial Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since
2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007); Managing Director and Treasurer, Scudder Funds, Deutsche Asset
Management (2003–2005).

Salvatore Schiavone,[4] Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock Closed-End Funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Trust (since 2010); Assistant Treasurer,
John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2007–2009); Assistant
Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management Research
Company (2005–2007); Assistant Treasurer, Scudder Group of Funds (2003–2005); Director, Deutsche
Asset Management (2003–2005).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

4 Mr. McHaffie and Mr. Schiavone were appointed by the Board of Trustees effective 8-31-10.

38	Greater China Opportunities Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	MFC Global Investment
Charles L. Ladner	Management (U.S.A.) Limited
Stanley Martin*
Hugh McHaffie†**	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President** and Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Charles A. Rizzo	companies to affirm that, to the best of their
Chief Financial Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Greater China Opportunities Fund	39

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.	0800A 10/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/10

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2010, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $26,024 for the fiscal year ended October 31, 2010 for John Hancock Greater China Opportunities Fund and $25,615 for the fiscal year ended October 31, 2009 for John Hancock Greater China Opportunities Fund These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services
Audit-related service fees for the fiscal year ended October 31, 2010 amounted to $347 for John Hancock Greater China Opportunities Fund and $1,184 for the fiscal year ended October 31, 2009 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $3,200 for the fiscal year ended October 31, 2010 for John Hancock Greater China Opportunities Fund and $3,107 for the fiscal year ended October 31, 2009 for John Hancock Greater China Opportunities Fund. The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees
Other fees for the fiscal year ended October 31, 2010 amounted to $1,320 for John Hancock Greater China Opportunities Fund and $1,555 for the fiscal year ended October 31, 2009 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended October 31, 2010, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $3,068,309 for the fiscal year ended October 31, 2010 and $8,200,760 for the fiscal year ended October 31, 2009.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Deborah C. Jackson
Steven R. Pruchansky

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders August recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: December 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: December 17, 2010

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: December 17, 2010